New U.S. GAAP Accounting Pronouncements	12 Months Ended
Dec. 31, 2024
Sociedad Minera Cerro Verde S.A.A.
New U.S. GAAP Accounting Pronouncements [Line Items]
New USGAAP Accounting Pronouncements

25.   New U.S. GAAP Accounting Pronouncements

The new accounting pronouncements applicable to the Company are detailed below:

Accounting Standards Update- ASU 2024-01—Compensation-Stock Compensation (Topic 718): Scope Application of Profit Interest and Similar Awards

The Board decided that for public business entities, the amendments are effective for annual periods beginning after December 15, 2024, and interim periods within those annual periods.

The amendments in this Update should be applied either (1) retrospectively to all prior periods presented in the financial statements or (2) prospectively to profits interest and similar awards granted or modified on or after the date at which the entity first applies the amendments. If the amendments are applied retrospectively, an entity is required to provide the disclosures in paragraphs 250-10-50-1 through 50-3 in the period of adoption. If the amendments are applied prospectively, an entity is required to disclose the nature of and reason for the change in accounting principle.

Accounting Standards Update- ASU 2024-02—Codification Improvements: Amendments to Remove References to the Concepts Statements

The amendments in this Update are effective for public business entities for fiscal years beginning after December 15, 2024.

Early application of the amendments in this Update is permitted for all entities, for any fiscal year or interim period for which financial statements have not yet been issued (or made available for issuance). If an entity adopts the amendments in an interim period, it must adopt them as of the beginning of the fiscal year that includes that interim period.

An entity should apply the amendments in this Update using one of the following transition methods:

1. Prospectively to all new transactions recognized on or after the date that the entity first applies the amendments.

2. Retrospectively to the beginning of the earliest comparative period presented in which the amendments were first applied. An entity shall adjust the opening balance of retained earnings (or other appropriate components of equity or net assets in the statement of financial position) as of the beginning of the earliest comparative period presented.

Accounting Standards Update- ASU 2024-03—Income Statement-Reporting Comprehensive Income-Expense Disaggregation Disclosures (Subtopic 220-40) Disaggregation of Income Statement Expenses:

The amendments in this Update are effective for annual reporting periods beginning after December 15, 2026, and interim reporting periods beginning after December 15, 2027. Early adoption is permitted. The amendments in this Update should be applied either (1) prospectively to financial statements issued for reporting periods after the effective date of this Update or (2) retrospectively to any or all prior periods presented in the financial statements.